Long-Term Debt - Narrative (Details) - Revolving Credit Facility	3 Months Ended	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)
Debt Instrument
Proceeds from unsecured lines of credit	$ 200,000,000
Credit facility maximum borrowing capacity	2,500,000,000	$ 2,500,000,000		$ 2,300,000,000
Amount outstanding	860,000,000	860,000,000		375,000,000
$2 billion unsecured extendible revolving facility (a)
Debt Instrument
Long-term debt, gross	860,000,000	860,000,000		375,000,000
Commercial Paper
Debt Instrument
Long-term debt, gross	386,000,000	386,000,000		469,000,000
AltaGas
Debt Instrument
Credit facility maximum borrowing capacity	450,000,000	$ 450,000,000
Debt instrument term (years)		2 years
Amount outstanding	$ 450,000,000	$ 450,000,000
SEMCO
Debt Instrument
Credit facility maximum borrowing capacity			$ 150,000,000		$ 150,000,000
Amount outstanding			140,000,000		95,000,000
Petrogas Energy Corporation
Debt Instrument
Credit facility maximum borrowing capacity					25,000,000
Amount outstanding				0
Extendable Committed Revolving Facility | $2 billion unsecured extendible revolving facility (a)
Debt Instrument
Debt instrument term (years)	5 years
Extendable Side Car Liquidity Revolving Facility | $2 billion unsecured extendible revolving facility (a)
Debt Instrument
Debt instrument term (years)	2 years
Line of Credit | $2 billion unsecured extendible revolving facility (a)
Debt Instrument
Debt instrument term (years)	3 years
Line of Credit | WGL Holdings
Debt Instrument
Credit facility maximum borrowing capacity			300,000,000		300,000,000
Amount outstanding	$ 0	0		0
Line of Credit | Washington Gas
Debt Instrument
Credit facility maximum borrowing capacity			$ 450,000,000		$ 450,000,000
Amount outstanding	$ 0	$ 0		$ 0